Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 309,056	kr 298,836
Fair value of financial liabilities	293,758	280,800
Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	269,004	256,619
Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	21,554	21,934
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	93,174	86,621
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	33,563	32,203
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	59,611	54,418
Financial liabilities at fair value through profit or loss | Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	71,620
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	16,343
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	55,277
Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	21,554
Financial liabilities at fair value through profit or loss | Derivatives | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	17,220
Financial liabilities at fair value through profit or loss | Derivatives | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	4,334
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Fair value of financial assets	62,403	66,311
Financial assets at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	22,148
Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	37,352	64,378
Financial assets at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial assets	2,903	1,933
Treasuries/government bonds
Disclosure of detailed information about financial instruments
Fair value of financial assets	7,064	11,117
Treasuries/government bonds | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Fair value of financial assets	7,064
Treasuries/government bonds | Financial assets at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	3,833
Treasuries/government bonds | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	3,231
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments
Fair value of financial assets	47,689	48,665
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Fair value of financial assets	47,689
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	18,315
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	29,374
Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial assets	7,650	kr 6,529
Derivatives | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments
Fair value of financial assets	7,650
Derivatives | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	4,747
Derivatives | Financial assets at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 2,903